ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 37	$ 1,338
Accounts receivable	421	414
Restricted cash and deposits	237	313
Prepaid expenses	94	130
Other current assets	192	398
Total accounts receivable and other	$ 981	$ 2,593